Operating Lease - Schedule of Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Abstract
Operating Lease, Right-of-Use Asset	$ 84	$ 162
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current operating lease liability
Operating Lease, Liability, Current	$ 73
Operating Lease, Liability, Noncurrent		73
Operating Lease, Liability	$ 73	$ 69